Interest-bearing Deposits	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Interest-bearing Deposits
Note 7:	Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more totaled $96,951,245 at December 31, 2013 and $104,717,280 at December 31, 2012.

The following table represents deposit interest expense by deposit type:

	December 31,
	2013	2012

Savings, NOW and Money Market	$256,010	$339,065
Certificates of deposit	1,510,730	1,949,000

Total deposit interest expense	$1,766,740	$2,288,065

At December 31, 2013, the scheduled maturities of time deposits are as follows:

2014	$56,539,815
2015	28,465,882
2016	8,888,057
2017	8,801,125
2018	5,456,690

$108,151,569